UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number                     811-21511

Lazard Global Total Return and Income Fund, Inc.

(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices)          (Zip code)

Nathan A. Paul, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code:                (212) 632-6000

Date of fiscal year end:	12/31

Date of reporting period:	9/30/2013

Item 1.	Schedule of Investments.

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments

September 30, 2013 (unaudited)

Description	Shares	Value
Common Stocks — 96.1%

Australia — 1.4%

BHP Billiton, Ltd. Sponsored ADR	38,500	$2,560,250

Finland — 1.3%

Sampo Oyj, A Shares ADR	109,500	2,350,965

France — 6.0%

GDF Suez Sponsored ADR	75,981	1,913,202
Sanofi SA ADR	105,200	5,326,276
Total SA Sponsored ADR	64,000	3,706,880
		10,946,358

Germany — 2.4%

SAP AG Sponsored ADR	59,300	4,383,456

Ireland — 2.2%

CRH PLC Sponsored ADR	168,070	4,062,252

Israel — 0.7%

Israel Chemicals, Ltd. ADR	140,700	1,201,578

Italy — 1.9%

Eni SpA Sponsored ADR	74,250	3,417,728

Japan — 9.4%

Canon, Inc. Sponsored ADR	44,700	1,430,400
Hoya Corp. Sponsored ADR	73,500	1,747,095
Mitsubishi UFJ Financial Group, Inc. ADR	1,050,900	6,736,269
Nomura Holdings, Inc. ADR	413,045	3,225,881
Sumitomo Mitsui Financial Group, Inc. Sponsored ADR	393,600	3,829,728
		16,969,373

Singapore — 2.5%

Singapore Telecommunications, Ltd. ADR	151,100	4,526,956

Spain — 1.6%

Banco Santander SA Sponsored ADR	349,623	2,856,420

Switzerland — 9.8%

Novartis AG ADR	78,900	6,052,419
Roche Holding AG Sponsored ADR	92,400	6,239,772
UBS AG	154,572	3,171,817
Zurich Insurance Group AG ADR	92,500	2,382,449
		17,846,457

United Kingdom — 14.1%

BP PLC Sponsored ADR	102,155	4,293,575
British American Tobacco PLC Sponsored ADR	37,700	3,964,155
GlaxoSmithKline PLC Sponsored ADR	80,200	4,023,634
HSBC Holdings PLC Sponsored ADR	122,063	6,623,138
Unilever PLC Sponsored ADR	99,100	3,823,278

Description	Shares	Value
Wm Morrison Supermarkets PLC ADR	120,300	$2,740,434
		25,468,214

United States — 42.8%

Cisco Systems, Inc.	220,400	5,161,768
Comcast Corp., Class A	106,120	4,602,424
ConocoPhillips	32,900	2,286,879
Emerson Electric Co.	67,600	4,373,720
Halliburton Co.	89,900	4,328,685
Honeywell International, Inc.	64,700	5,372,688
Intel Corp.	155,400	3,561,768
International Business Machines Corp.	24,460	4,529,503
Johnson & Johnson	72,040	6,245,147
Merck & Co., Inc.	75,300	3,585,033
Microsoft Corp.	187,525	6,246,458
Oracle Corp.	100,440	3,331,595
PepsiCo, Inc.	41,100	3,267,450
Pfizer, Inc.	87,566	2,514,020
The Bank of New York Mellon Corp.	103,600	3,127,684
The Home Depot, Inc.	69,735	5,289,400
United Technologies Corp.	47,200	5,089,104
Wal-Mart Stores, Inc.	62,800	4,644,688
		77,558,014

Total Common Stocks (Identified cost $150,634,296)		174,148,021

Description	Principal Amount (000) (a)	Value
Foreign Government Obligations — 9.7%

Brazil — 2.7%

Brazil NTN-B:
6.00%, 05/15/15	1,745	$1,918,172
6.00%, 08/15/16	503	542,268
6.00%, 08/15/18	850	919,207
Brazil NTN-F, 10.00%, 01/01/23	3,733	1,574,078
		4,953,725

Colombia — 0.1%

Republic of Colombia, 12.00%, 10/22/15	305,000	182,716

Mexico — 1.6%

Mexican Bonos:
7.00%, 06/19/14	8,360	653,266
9.50%, 12/18/14	16,100	1,313,642
7.75%, 12/14/17	9,930	846,872
		2,813,780

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (continued)

September 30, 2013 (unaudited)

Description	Principal Amount (000) (a)	Value
Romania — 0.9%

Romania Government Bonds:
5.80%, 10/26/15	3,330	$1,043,603
5.90%, 07/26/17	1,700	541,908
		1,585,511

Russia — 1.9%

Russia Government Bonds - OFZ:
6.90%, 08/03/16	13,107	409,676
7.50%, 02/27/19	11,500	366,013
7.60%, 04/14/21	27,300	869,094
7.60%, 07/20/22	16,972	538,208
7.00%, 01/25/23	21,200	646,112
8.15%, 02/03/27	19,900	643,035
		3,472,138

South Africa — 0.7%

Republic of South Africa, 8.25%, 09/15/17	12,150	1,269,788

Turkey — 1.8%

Turkey Government Bonds:
4.50%, 02/11/15	2,567	1,316,317
4.00%, 04/29/15	3,864	1,972,014
		3,288,331

Uruguay — 0.0%

Uruguay Monetary Regulation Bill, 0.00%, 01/31/14	1,568	69,399

Total Foreign Government Obligations (Identified cost $18,281,899)		17,635,388

Description	Shares	Value
Short-Term Investment — 0.8%

State Street Institutional Treasury Money Market Fund (Identified cost $1,404,777)	1,404,777	$1,404,777

Total Investments — 106.6% (Identified cost $170,320,972) (b), (c)		$193,188,186

Liabilities in Excess of Cash and Other Assets — (6.6)%		(11,973,033)

Net Assets — 100.0%		$181,215,153

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (continued)

September 30, 2013 (unaudited)

Forward Currency Purchase Contracts open at September 30, 2013:

Currency	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation
BRL	UBS	10/02/13	3,031,904	$1,365,107	$1,368,002	$2,895	$—
CLP	BNP	10/16/13	361,489,100	707,000	714,841	7,841	—
CLP	BNP	11/08/13	339,042,000	660,000	668,340	8,340	—
CLP	UBS	10/10/13	618,009,150	1,240,858	1,223,083	—	17,775
CNY	HSB	10/21/13	3,881,685	629,000	633,765	4,765	—
CNY	SCB	10/21/13	6,882,792	1,112,820	1,123,758	10,938	—
COP	BNP	12/02/13	750,750,000	390,355	391,773	1,418	—
COP	CIT	10/03/13	750,750,000	385,000	393,795	8,795	—
COP	CIT	10/16/13	2,765,260,100	1,433,000	1,448,923	15,923	—
COP	HSB	10/08/13	1,554,009,600	814,641	814,797	156	—
COP	UBS	11/05/13	1,900,142,700	972,736	993,986	21,250	—
CZK	BNP	10/07/13	18,302,816	940,939	963,972	23,033	—
CZK	BNP	11/22/13	26,645,647	1,387,775	1,403,688	15,913	—
CZK	JPM	10/07/13	16,805,556	853,624	885,114	31,490	—
EUR	BRC	10/01/13	679,982	916,955	919,914	2,959	—
EUR	BRC	11/25/13	1,066,555	1,445,334	1,443,095	—	2,239
EUR	CIT	11/06/13	1,292,175	1,700,638	1,748,272	47,634	—
EUR	JPM	11/06/13	151,190	202,500	204,556	2,056	—
GHS	CIT	11/25/13	1,321,000	591,316	590,019	—	1,297
GHS	SCB	11/19/13	2,477,000	1,157,477	1,109,628	—	47,849
HUF	BRC	10/01/13	203,749,920	905,692	926,812	21,120	—
HUF	BRC	10/31/13	194,594,400	875,723	883,311	7,588	—
HUF	JPM	10/10/13	206,476,500	897,090	938,671	41,581	—
HUF	JPM	10/10/13	312,116,000	1,393,497	1,418,923	25,426	—
HUF	JPM	10/15/13	303,480,060	1,363,290	1,379,164	15,874	—
IDR	BRC	10/03/13	7,526,397,500	660,500	649,833	—	10,667
IDR	BRC	10/17/13	10,131,384,500	879,461	872,592	—	6,869
IDR	JPM	10/03/13	2,604,987,000	231,000	224,916	—	6,084
INR	HSB	10/31/13	43,825,320	693,000	694,359	1,359	—
INR	JPM	02/10/14	84,675,200	1,504,000	1,308,814	—	195,186
INR	SCB	10/15/13	45,243,715	705,500	720,165	14,665	—
KRW	CIT	10/23/13	1,687,707,220	1,553,000	1,568,299	15,299	—
KRW	HSB	10/10/13	1,225,984,850	1,114,000	1,140,204	26,204	—
KZT	CIT	01/06/14	65,846,310	427,074	420,292	—	6,782
KZT	CIT	03/17/14	122,486,460	783,663	770,604	—	13,059
KZT	HSB	10/30/13	134,019,200	868,000	867,802	—	198
KZT	HSB	06/16/14	106,216,700	669,503	656,894	—	12,609
KZT	HSB	06/16/14	134,019,200	844,056	828,838	—	15,218
KZT	UBS	02/28/14	93,024,750	600,160	587,297	—	12,863
MXN	CIT	10/21/13	8,210,147	634,380	626,232	—	8,148
MXN	UBS	10/21/13	8,790,323	675,000	670,485	—	4,515
MYR	CIT	10/18/13	1,466,090	463,000	449,312	—	13,688
MYR	JPM	10/18/13	6,063,930	1,850,000	1,858,410	8,410	—
MYR	JPM	11/06/13	1,262,368	383,000	386,393	3,393	—
NGN	BRC	06/18/14	39,365,250	219,000	227,911	8,911	—
NGN	CIT	10/23/13	228,804,400	1,396,000	1,409,079	13,079	—
NGN	JPM	06/17/14	60,480,000	336,000	350,250	14,250	—

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (continued)

September 30, 2013 (unaudited)

Forward Currency Purchase Contracts open at September 30, 2013 (concluded):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation
NGN	SCB	10/31/13	53,784,000	$321,867	$330,327	$8,460	$—
NGN	SCB	10/31/13	81,361,800	486,759	499,703	12,944	—
NGN	SCB	12/18/13	169,370,700	996,298	1,022,313	26,015	—
NGN	SCB	03/20/14	139,264,050	801,520	824,729	23,209	—
PEN	BNP	10/18/13	1,839,233	661,000	659,133	—	1,867
PEN	BNP	10/24/13	1,844,521	668,668	660,550	—	8,118
PEN	BNP	11/04/13	1,348,530	474,000	482,290	8,290	—
PEN	BNP	11/22/13	2,841,951	1,018,000	1,014,323	—	3,677
PEN	UBS	10/21/13	2,191,418	777,788	785,063	7,275	—
PHP	JPM	10/16/13	57,261,600	1,320,000	1,315,329	—	4,671
PHP	JPM	12/12/13	59,287,330	1,357,000	1,361,655	4,655	—
PHP	SCB	01/13/14	38,403,200	880,000	881,737	1,737	—
PLN	BNP	10/22/13	3,056,428	967,193	977,563	10,370	—
PLN	BRC	10/21/13	4,216,974	1,327,000	1,348,831	21,831	—
PLN	JPM	11/05/13	2,735,564	847,383	874,210	26,827	—
RON	JPM	10/04/13	4,773,977	1,420,869	1,449,615	28,746	—
RON	JPM	11/12/13	4,587,017	1,343,000	1,389,240	46,240	—
RSD	BRC	12/09/13	141,526,350	1,631,334	1,646,370	15,036	—
RSD	CIT	10/16/13	65,848,640	771,875	775,211	3,336	—
RUB	BNP	12/09/13	31,123,575	941,000	949,256	8,256	—
RUB	UBS	12/13/13	32,808,600	990,000	999,872	9,872	—
SGD	HSB	10/23/13	1,709,074	1,357,000	1,362,342	5,342	—
THB	BNP	10/18/13	17,170,270	538,000	548,390	10,390	—
THB	SCB	10/21/13	39,659,054	1,248,790	1,266,416	17,626	—
TRY	JPM	10/21/13	2,051,609	1,019,179	1,012,070	—	7,109
TWD	JPM	10/16/13	26,963,580	909,702	912,138	2,436	—
UGX	BRC	10/11/13	1,407,437,000	543,832	550,676	6,844	—
UGX	CIT	10/25/13	1,388,498,000	543,231	541,343	—	1,888
UYU	CIT	10/28/13	7,621,000	352,498	343,919	—	8,579
UYU	HSB	10/21/13	6,000,000	273,973	271,224	—	2,749
UYU	JPM	10/07/13	20,953,000	926,283	950,364	24,081	—
UYU	JPM	11/25/13	9,702,000	440,000	434,898	—	5,102
VND	CIT	10/16/13	2,544,750,000	117,000	120,299	3,299	—
ZAR	JPM	10/28/13	18,071,626	1,807,000	1,793,239	—	13,761
ZMW	BRC	11/07/13	4,910,000	877,569	913,578	36,009	—
ZMW	BRC	12/26/13	3,288,175	583,010	603,147	20,137	—
ZMW	JPM	04/08/14	1,500,000	253,207	266,409	13,202	—
ZMW	SCB	11/29/13	4,171,375	755,000	771,056	16,056	—
ZMW	SCB	12/19/13	1,290,812	224,294	237,241	12,947	—
Total Forward Currency Purchase Contracts				$74,603,786	$75,025,252	$854,033	$432,567

Forward Currency Sale Contracts open at September 30, 2013:

Currency	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation
BRL	UBS	10/02/13	3,031,904	$1,276,000	$1,368,002	$—	$92,002
BRL	UBS	11/04/13	3,179,274	1,421,000	1,423,322	—	2,322

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (continued)

September 30, 2013 (unaudited)

Forward Currency Sale Contracts open at September 30, 2013 (concluded):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation
CLP	UBS	10/10/13	409,235,300	$817,000	$809,905	$7,095	$—
COP	BNP	10/03/13	750,750,000	392,446	393,795	—	1,349
CZK	BNP	11/22/13	19,827,245	1,026,000	1,044,495	—	18,495
EUR	BNP	10/07/13	707,000	940,939	956,477	—	15,538
EUR	BNP	10/25/13	1,402,000	1,849,301	1,896,804	—	47,503
EUR	BNP	10/25/13	1,705,000	2,270,011	2,306,740	—	36,729
EUR	BRC	10/01/13	677,000	905,692	915,880	—	10,188
EUR	BRC	10/31/13	648,000	875,723	876,709	—	986
EUR	BRC	12/09/13	1,209,110	1,631,334	1,636,039	—	4,705
EUR	CIT	10/16/13	569,034	771,875	769,845	2,030	—
EUR	HSB	12/23/13	962,023	1,303,542	1,301,751	1,791	—
EUR	JPM	10/07/13	648,000	853,624	876,658	—	23,034
EUR	JPM	10/15/13	1,014,000	1,363,290	1,371,834	—	8,544
EUR	JPM	11/05/13	641,000	847,383	867,250	—	19,867
EUR	JPM	11/06/13	3,592,770	4,769,133	4,860,904	—	91,771
EUR	UBS	11/29/13	351,000	468,567	474,923	—	6,356
EUR	UBS	11/29/13	1,090,214	1,446,251	1,475,124	—	28,873
HUF	BRC	10/01/13	203,749,920	916,956	926,812	—	9,856
HUF	UBS	10/21/13	15,022,070	67,000	68,238	—	1,238
IDR	BRC	10/03/13	10,131,384,500	886,385	874,749	11,636	—
JPY	CIT	12/18/13	85,502,655	865,000	870,290	—	5,290
JPY	HSB	11/25/13	158,367,652	1,624,951	1,611,633	13,318	—
JPY	SCB	10/28/13	155,378,708	1,555,810	1,580,968	—	25,158
JPY	UBS	10/28/13	39,868,022	401,000	405,655	—	4,655
KZT	CIT	10/10/13	84,766,000	550,000	550,444	—	444
KZT	HSB	10/30/13	134,019,200	868,844	867,802	1,042	—
NGN	CIT	10/23/13	26,235,900	162,000	161,572	428	—
RUB	BRC	10/28/13	38,431,899	1,193,000	1,181,306	11,694	—
TRY	BRC	02/12/14	93,005	46,523	44,940	1,583	—
TRY	HSB	10/21/13	2,051,609	1,016,000	1,012,070	3,930	—
TRY	JPM	12/04/13	868,296	426,933	425,038	1,895	—
TRY	JPM	12/04/13	955,755	484,000	467,850	16,150	—
TRY	JPM	04/21/14	2,051,609	985,072	978,588	6,484	—
ZAR	CIT	10/28/13	17,482,379	1,744,000	1,734,769	9,231	—
Total Forward Currency Sale Contracts				$39,022,585	$39,389,181	88,307	454,903
Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts						$942,340	$887,470

Currency Abbreviations:

BRL — Brazilian Real

CLP — Chilean Peso

CNY — Chinese Renminbi

COP — Colombian Peso

CZK — Czech Koruna

EUR — Euro

GHS — Ghanaian Cedi

HUF — Hungarian Forint

IDR — Indonesian Rupiah

INR — Indian Rupee

JPY — Japanese Yen

KRW — South Korean Won

KZT — Kazakhstan Tenge

MXN — Mexican New Peso

MYR — Malaysian Ringgit

NGN — Nigerian Naira

PEN — Peruvian New Sol

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (continued)

September 30, 2013 (unaudited)

PHP — Philippine Peso

PLN — Polish Zloty

RON — New Romanian Leu

RSD — Serbian Dinar

RUB — Russian Ruble

SGD — Singapore Dollar

THB — Thai Baht

TRY — New Turkish Lira

TWD — New Taiwan Dollar

UGX — Ugandan Shilling

UYU — Uruguayan Peso

VND — Vietnamese Dong

ZAR — South African Rand

ZMW — Zambian Kwacha

Counterparty Abbreviations:

BNP — BNP Paribas SA

BRC — Barclays Bank PLC

CIT — Citibank NA

HSB — HSBC Bank USA

JPM — JPMorgan Chase Bank

SCB — Standard Chartered Bank

UBS — UBS AG

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (continued)

September 30, 2013 (unaudited)

(a)	Principal amount denominated in respective country’s currency.
(b)	Lazard Global Total Return and Income Fund, Inc. (the “Fund”), at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.
(c)	For federal income tax purposes, the aggregate cost was $170,320,972, aggregate gross unrealized appreciation was $39,248,410, aggregate gross unrealized depreciation was $16,381,196, and the net unrealized appreciation was $22,867,214.

Security Abbreviations:

ADR — American Depositary Receipt

NTN-B — Brazil Sovereign “Nota do Tesouro Nacional” Series B

NTN-F — Brazil Sovereign “Nota do Tesouro Nacional” Series F

Portfolio holdings by industry (as a percentage of net assets):
Agriculture	0.7%
Alcohol & Tobacco	2.2
Banking	11.1
Cable Television	2.5
Computer Software	7.7
Energy Integrated	7.6
Energy Services	2.4
Financial Services	5.3
Food & Beverages	1.8
Gas Utilities	1.1
Household & Personal Products	2.1
Housing	2.2
Insurance	2.6
Manufacturing	8.2
Metals & Mining	1.4
Pharmaceutical & Biotechnology	18.7
Retail	7.0
Semiconductors & Components	3.7
Technology Hardware	5.3
Telecommunications	2.5
Subtotal	96.1
Foreign Government Obligations	9.7
Short-Term Investment	0.8
Total Investments	106.6%

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (continued)

September 30, 2013 (unaudited)

Valuation of Investments:

Net asset value per share is determined by State Street Bank and Trust Company for the Fund on each day the New York Stock Exchange (“NYSE”) is open for business. Market values for securities listed on the NYSE, NASDAQ national market or other US or foreign exchanges or markets are generally based on the last reported sales price on the exchange or market on which the security is principally traded, generally as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each valuation date; securities not traded on the valuation date are valued at the most recent quoted bid price. The Fund values NASDAQ-traded securities at the NASDAQ Official Closing Price, which may not be the last reported sales price in certain instances. Forward currency contracts are valued using quotations from an independent pricing service. Investments in money market funds are valued at the fund’s net asset value.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by independent pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers’ quotations or a matrix system which considers such factors as other security prices, yields and maturities. Debt securities maturing in 60 days or less are valued at amortized cost, except where to do so would not accurately reflect their fair value, in which case such securities are valued at fair value as determined by, or in accordance with procedures approved by, the Board of Directors (the “Board”).

The Valuation Committee of Lazard Asset Management LLC (the “Investment Manager”), which meets periodically under the direction of the Board, may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s analysts also will be considered.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when the Fund’s net asset value is calculated, or when current market quotations otherwise are determined not to be readily available or reliable (including restricted or other illiquid securities such as certain derivative instruments), such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board.

Fair Value Measurements:

Fair value is defined as the price that the Fund would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of accounting principles generally accepted in the United States of America also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. Each investment’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (concluded)

September 30, 2013 (unaudited)

The following table summarizes the valuation of the Fund’s investments by each fair value hierarchy level as of September 30, 2013:

Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of September 30, 2013
Assets:
Common Stocks	$174,148,021	$—	$—	$174,148,021
Foreign Government Obligations	—	17,635,388	—	17,635,388
Short-Term Investment	—	1,404,777	—	1,404,777
Other Financial Instruments*
Forward Currency Contracts	—	942,340	—	942,340
Total	$174,148,021	$19,982,505	$—	$194,130,526

Liabilities:
Other Financial Instruments*
Forward Currency Contracts	$—	$(887,470)	$—	$(887,470)

* Other financial instruments are derivative instruments which are valued at their respective unrealized appreciation/depreciation.

The foreign government obligations included in Level 2 were valued on the basis of prices provided by independent pricing services. The forward currency contracts included in Level 2 were valued using quotations provided by an independent pricing service. The short-term investment included in Level 2 (a money market fund) was valued at the fund’s net asset value.

There were no transfers into or out of Levels 1, 2, or 3 during the period ended September 30, 2013.

Item 2.	Controls and Procedures.

(a)          The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Global Total Return and Income Fund, Inc.

By:	/s/ Charles L. Carroll
Charles L. Carroll
Chief Executive Officer

Date:	November 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles L. Carroll
Charles L. Carroll
Chief Executive Officer

Date:	November 29, 2013

By:	/s/ Stephen St. Clair
Stephen St. Clair
Chief Financial Officer

Date:	November 29, 2013